Investments (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Cost	$ 1,123,440	$ 3,422,940
Estimated Fair Value	$ 0	$ 2,150,499
Percentage of Fair value	0.00%	100.00%
BK Gold Mines Pty Ltd Member
Statement [Line Items]
Security Description Common Shares	7,330,000	7,330,000
Cost	$ 1,123,440	$ 1,123,440
Estimated Fair Value	$ 0	$ 0
Percentage of Fair value	0.00%	0.00%
MCC Candian Gold Ventures Inc Member
Statement [Line Items]
Security Description Common Shares	40	40
Cost	$ 0	$ 0
Estimated Fair Value	$ 0	$ 0
Percentage of Fair value	0.00%	0.00%
Electric Royalties Ltd Member
Statement [Line Items]
Security Description Common Shares		7,270,408
Cost		$ 2,299,500
Estimated Fair Value		$ 2,150,499
Percentage of Fair value		100.00%